Consolidated Statement of Shareholders' Deficit (USD $)	Common Stock [Member]	Series A Preferred Stock [Member]	Series B Preferred Stock [Member]	Series C Preferred Stock [Member]	Treasury Stock [Member]	Additional Paid-In Capital [Member]	Deferred Compensation [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2011	$ 43,312	$ 10,000			$ 56,638	$ 1,556,450		$ (1,584,439)	$ 81,961
Balance, shares at Dec. 31, 2011	433,118	10,000,000
Stock issued for services	8,070					606,445			614,515
Stock issued for services, shares	3,813,000
Preferred Stock sold for cash				13,000
Preferred Stock sold for cash, shares				5,200
Correction of shares outstanding	1,965					(1,965)
Correction of shares outstanding, shares	34,500
Stock issued for debt conversion	17,422					29,688			47,110
Stock issued for debt conversion, shares	174,220
Stock issued for note payable sweetener	100					1,900			2,000
Stock issued for note payable sweetener, shares	1,000
Cancellation of previously issued stock					(35,879)	35,879
Stock issued against stock payable	14,975					80,643			95,618
Stock issued against stock payable, shares	5,357,150
Adjustment for change in par value	(76,775)	(9,900)			(20,551)	107,226
Preferred C stock issued for services						132,500	(22,500)		110,000
Preferred C stock issued for services, shares				53,000
Common stock issued to director for control	20,000					2,580,000			2,600,000
Common stock issued to director for control, shares	20,000,000
Preferred C stock issued for cash at $2.50 per share						13,000			13,000
Preferred C stock issued for cash at $2.50 per share, shares				5,200
Preferred B Stock issued to an officer and director for control services			1
Common stock issued for debt conversion	3,939					42,393			46,332
Common stock issued for debt conversion, shares	3,939,327
Loss on issuance of stock against stock payable						262,500			(262,500)
Loss on stock issued for convertible notes						106,242			106,242
Retired Preferred Series A stock		(100)				100
Retired Preferred Series A stock, shares		(10,000,000)
Intrinsic value of beneficial conversion feature of convertible note						35,800			35,800
Preferred C stock issued to prior stockholders as a loyalty gift				3		707,447			707,450
Preferred C stock issued to prior stockholders as a loyalty gift, shares				282,980
Net loss								(5,384,983)	(5,384,983)
Balance at Dec. 31, 2012	33,008			3	208	6,296,248	(22,500)	(6,969,422)	(662,455)
Balance, shares at Dec. 31, 2012	33,752,315		1	341,180
Stock issued for services	2,257					27,313			29,570
Stock issued for services, shares	2,256,982
Adjust of prior period	934				139	(454)		(5)	614
Adjust of prior period, shares	190,879		1
Adjust for reverse stock split	(36,066)					36,066
Discount on convertible note						13,000			13,000
Cancellation of service contracts						(22,500)	22,500
Cancellation of service contracts, shares				(35,000)
Cancellation of stock issued to management	(20,000)					20,000
Cancellation of stock issued to management, shares	(20,000,000)
Fractional shares issued in reverse stock split	1								1
Fractional shares issued in reverse stock split, shares	653
Preferred Stock sold for cash						5,000			5,000
Preferred Stock sold for cash, shares				2,000
Stock issued for debt conversion	12,989					103,210			116,199
Stock issued for debt conversion, shares	28,676,129
Stock issued under financing agreement	7,504					226,766			234,270
Stock issued under financing agreement, shares	17,800,000
Write off lost treasury stock					(347)				(347)
Loss on issuance of stock against stock payable									(109,600)
Net loss								(639,084)	(639,084)
Balance at Dec. 31, 2013	$ 627	$ 0	$ 0	$ 3	$ 0	$ 6,704,649	$ 0	$ (7,608,511)	$ (903,232)
Balance, shares at Dec. 31, 2013	62,676,958	0	2	308,180	0